Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule Of Principal And Interest Amounts Outstanding For Loans And Bonds

The Group has the following principal and interest amounts outstanding for loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2018		December 31, 2017
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	9.3-9.6	3,634	9.3-12	2,410
Corporate lenders	6.7	10	6.7	65
Weighted average interest rate for the period	9.4		11.9

In euro
Banks and financial institutions	1.3-2.8	580	—	—
Corporate lenders	3.0	22	—	2
Weighted average interest rate for the period	1.5		—
Current portion of long-term debt	—	398,171	—	378,063
Interest payable	—	7,749	—	20,420
Fines and penalties on overdue amounts	—	2,128	—	21,573

Total short-term borrowings and current portion of long-term debt		412,294		422,533

Long-term debt	December 31, 2018		December 31, 2017
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	5.0-10.0	242,499	5.0-15.0	253,421
Bonds issue	8.0-12.3	10,979	8.0-14.0	14,459
Corporate lenders	6.7	73	6.7	5
Weighted average interest rate for the period	9.3		9.5

In U.S. dollars
Banks and financial institutions	3.9-9.9	54,719	2.2-8.9	102,040
Corporate lenders	3.0	138		—
Weighted average interest rate for the period	8.6		8.3

In euro
Banks and financial institutions	0.8-7.0	96,301	0.8-7.0	25,498
Weighted average interest rate for the period	4.8		2.7
Current part of long-term loans and borrowings		(398,171)		(378,063)

Total long-term debt		6,538		17,360

Scheduled Maturities of the Debt Outstanding

Aggregate scheduled maturities of the debt outstanding as of December 31, 2018 were as follows:

Payable by
On demand	406,077
2019 (current portion)	6,217
2020	3,972
2021	2,430
2022	16
2023	88
Thereafter	32

Total	418,832

Summary of Outstanding Balances of Principal Amount of Short-term and Long-term Debt by Denominated Currencies and Major Banks

The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2018 and 2017 were as follows:

Short-term and long-term debt	December 31, 2018	December 31, 2017
Russian ruble-denominated
Gazprombank	142,635	148,238
VTB	73,416	72,570
Sberbank	25,723	26,459
Bonds	10,979	14,459
Eximbank of Russia	3,305	3,049
Uralsib	—	2,214
Eurasian Development Bank	—	517
Raiffeisen Bank	—	139
Other	1,137	2,715

Total	257,195	270,360

U.S. dollar-denominated
Sberbank	23,147	14,626
BNP	10,759	8,894
VEB	8,794	10,090
VTB	7,573	6,172
MCB	4,037	4,096
Pre-export facility	7	57,829
Other	540	333

Total	54,857	102,040

Euro-denominated
VTB	74,794	3,334
BNP	15,752	13,504
ING Bank	2,541	2,182
NatWest Markets	1,549	1,342
Commerzbank	1,317	875
Raiffeisen Bank	14	411
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	2,970
Other	936	882

Total	96,903	25,500

Total short-term and long-term debt	408,955	397,900

Schedule of Information About Ratios Under Most Significant Loan Agreements

The Group was required to comply with the following ratios under the most significant loan agreements with the Russian state-owned banks as of December 31, 2018[4]:

Restrictive covenants	Requirement	Actual as of December 31, 2018
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.75:1.0	1.79:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.75:1.0	1.82:1.0
Mechel’s Net Debt to EBITDA	Shall not exceed 6.00:1.0	6.39:1.0
Mechel’s Total Debt to EBITDA	Shall not exceed 4.50:1.0	6.25:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.80:1.0	0.90:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.20:1.0	0.24:1.0

Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities

The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2018
Loans and borrowings, including interest payable	406,337	7,185	4,520	2,550	16	119	420,727
Finance lease liabilities	1,664	5,186	908	886	745	350	9,739
Trade and other payables	15,891	15,270	352	186	16	—	31,715
Other financial liabilities	—	—	—	55,742	—	—	55,742

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2017
Loans and borrowings, including interest payable	416,316	9,959	6,678	7,293	5,215	1,651	447,112
Finance lease liabilities	4,075	4,625	633	584	557	526	11,000
Trade and other payables	394	29,540	542	166	—	—	30,642
Other financial liabilities	—	869	—	—	55,905	—	56,774

Schedule of Information About Maximum Exposure to Credit Risk Arising from Financial Assets

The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2018	December 31, 2017
Restricted cash (excluding cash on hand)	51	20
Trade and other receivables	17,718	18,825
Other financial assets	533	795
— Promissory notes	212	210
— Loans issued	305	571
— Bonds	16	14

Total	18,302	19,640

Schedule of Information About Foreign Currency Risk Arising from Recognized Assets and Liabilities

The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2018	December 31, 2017
Current assets	157	829
Trade and other receivables	27	111
Cash and cash equivalents	130	718

Current liabilities	(54,954)	(118,677)
Short-term loans and borrowings	(51,732)	(112,277)
Trade and other payables	(3,222)	(5,614)
Short-term finance lease liabilities	—	(786)

Assets and liabilities denominated in euro	December 31, 2018	December 31, 2017
Current assets	812	746
Trade and other receivables	510	711
Cash and cash equivalents	302	35

Non-current liabilities	(219)	(88)
Long-term finance lease liabilities	(219)	(88)

Current liabilities	(101,294)	(27,399)
Short-term loans and borrowings	(98,285)	(25,304)
Trade and other payables	(2,953)	(2,064)
Short-term finance lease liabilities	(56)	(31)

Schedule of Information About Sensitivity to Devaluation

The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax	Change in Euro to Russian ruble exchange rate	Effect ((decrease)/ increase) on profit before tax
2016
	+20%	(24,811)	+20%	(4,654)
	-20%	24,811	-20%	4,654
2017
	+10%	(11,785)	+10%	(2,674)
	-10%	11,785	-10%	2,674
2018
	+14%	(7,672)	+14%	(14,098)
	-14%	7,672	-14%	14,098

Schedule of Information About Sensitivity to Change of Floating Rates

The table below demonstrates the Group’s sensitivity to the change of floating rates.

	Increase/decrease in Mosprime and the key rate of the Central Bank of Russian Federation (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in LIBOR (%)	Effect ((decrease)/ increase) on profit before tax	Increase/ decrease in EURIBOR (%)	Effect ((decrease)/ increase) on profit before tax
2016
	+2.00%	(4,943)	+0.60%	(736)	+0.12%	(28)
	-4.00%	9,887	-0.08%	98	-0.08%	19
2017
	+1.00%	(2,744)	+0.48%	(500)	+0.04%	(8)
	-2.00%	5,488	-0.24%	250	-0.08%	16
2018
	+0.75%	(1,922)	+0.50%	(226)	+0.20%	(190)
	-1.00%	2,563	-0.15%	68	-0.01%	9

Summary of Future Minimum Lease Payments under Finance Leases Together with Present Value of Net Minimum Lease Payments

 Future minimum lease payments under finance leases together with the present value of the net minimum lease payments were as follows:

	Minimum payments		Present value of payments
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Payable in 1 year	6,849	8,700	5,880	7,476
Payable in 2 years	908	633	702	457
Payable in 3 years	886	584	751	458
Payable in 4 years	745	557	680	481
Payable in 5 years and thereafter	350	526	280	482

Total minimum lease payment	9,738	11,000	8,293	9,354

Less amounts representing finance charges	(1,445)	(1,646)

Present value of finance lease liabilities	8,293	9,354	8,293	9,354

Current portion of finance lease liabilities			5,880	7,476
Non-current portion of finance lease liabilities			2,413	1,878